Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company does not time the grant of equity awards in coordination with the release of material nonpublic information, nor does it time the release of material nonpublic information based on the timing of equity grant dates. The equity awards are granted under a stockholder-approved plan and we do not currently grant stock options or stock appreciation rights. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with new hire packages or for retention purposes.
Award Timing Method	The Company does not time the grant of equity awards in coordination with the release of material nonpublic information, nor does it time the release of material nonpublic information based on the timing of equity grant dates. The equity awards are granted under a stockholder-approved plan and we do not currently grant stock options or stock appreciation rights. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with new hire packages or for retention purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the grant of equity awards in coordination with the release of material nonpublic information, nor does it time the release of material nonpublic information based on the timing of equity grant dates. The equity awards are granted under a stockholder-approved plan and we do not currently grant stock options or stock appreciation rights. Equity awards are generally approved on the dates of our regularly scheduled Compensation Committee meetings and are effective as of such dates or specified prospective dates. Outside of the annual grant cycle, we may make equity award grants in connection with new hire packages or for retention purposes.
MNPI Disclosure Timed for Compensation Value	false